Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Ordinary share per share (in Dollars per share)		$ 0.12
Totaling approximately		$ 540,000
Other segments percentage		10.00%
Profit or loss percent		10.00%
Assets percentage		10.00%
Geographical segmental data revenue percentage		5.00%
Sale of robots
Average variance percentage		2.14%	1.68%
Post-tax profit higher/lower		$ 288,000	$ 228,000
Post-tax interest rate risk		11,000	14,000	12,000
Restricted cash amount		1,300,000	1,530,000
Recognized recovery impairment provision		7,394		2,872
Allowance for slow moving or obsolete inventory		$ 942,882
Commercial contracts tax rate		3.00%
Governmental contracts tax rate		1.00%
Impairment loss		$ 4,408,037
Revenue amounting		34,331,705	35,041,563	37,433,467
Related party		146,243	111,627	215,315
Related lawsuits		540,000
Actuarial gain		551,649	627,193
Actuarial loss				8,772
Recognized rental income		582,000	257,000
Bottom Range [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001
Top Range [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.003
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Post-tax profit higher/lower			$ 228,000
Revenue recognize		43,000
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Post-tax profit higher/lower				$ 210,000
Revenue recognize		$ 569,000